Summary of Significant Accounting Policies (Details)				1 Months Ended			3 Months Ended		6 Months Ended			12 Months Ended			13 Months Ended
	Nov. 25, 2024 USD ($) shares	Oct. 30, 2024	Jun. 30, 2024 USD ($)	May 31, 2024 shares	Mar. 31, 2024 USD ($)	Jan. 31, 2023 USD ($)	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 USD ($) shares	Jun. 30, 2020	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2019	Jun. 30, 2025 USD ($) shares	Jun. 24, 2025 shares	Jun. 29, 2024 USD ($)
Variable Interest Entity [Line Items]
FDIC insured							$ 250,000		$ 250,000			$ 250,000			$ 250,000
Aggregate limit							150,000,000		150,000,000			150,000,000			150,000,000
Allowance for credit loss							0		0						0
Inventory allowance
Impairment of long-lived assets									0	$ 0
Shares repurchased (in Shares) | shares												21	72
Depletion							5,971	$ 17,383	10,020	35,489		$ 54,030	$ 66,271
Deferred revenue							95,610		95,610			100,099	1,039,863		$ 95,610
Total net sales							1,321,822	1,842,315	2,413,805	3,548,474		8,402,488	7,971,224
Cost of sales							39,687	47,225	$ 70,263	$ 93,067		$ 232,073	230,230
Options, granted (in Shares) | shares									0	0
Issuance of common stock (in Shares) | shares												2,500,000
Vesting period									4 years
Advertising expense							46,539	159,910	$ 235,834	$ 245,187		$ 427,398	920,879
Number of operating segments									1			1
Deferred transaction costs												$ 0	$ 1,397,964
Number of barrels					600								1,200
Prepayment amount						$ 1,000,000
Agreement amount					$ 500,000
Excess prepayment amount					500,000
Current and new investors												12,000,000
Capital account												25,300,000
Pay out												25,300,000
Raised amount												9,791,360
Fair value of investment												12,000,000
Servicing asset at fair value												$ 3,421,000
Expected volatility rate			70.00%
Expected dividends			$ 0
Risk-Free Interest Rate		4.22%	4.08%									4.22%
Weighted Average Expected Term		5 years	5 years						5 years			5 years
Treasury bill term			5 years
Service revenue							$ 1,321,822	$ 1,842,315	$ 2,413,805	$ 3,548,474		$ 8,402,488	$ 7,971,224
Service period for stock-based payment award												4 years
Flavored Bourbon L L C
Variable Interest Entity [Line Items]
Ownership percentage							12.20%		12.20%			12.20%	15.10%		12.20%
Override waterfall distribution												0.025
Customer Concentration Risk | Three Customers [Member] | Accounts Receivable
Variable Interest Entity [Line Items]
Concentration risk, percentage									93.00%
Customer Concentration Risk | Three Customers [Member] | Revenue Benchmark
Variable Interest Entity [Line Items]
Concentration risk, percentage										57.00%
Customer Concentration Risk | Two Customers | Accounts Receivable
Variable Interest Entity [Line Items]
Concentration risk, percentage												77.00%	71.00%
Customer Concentration Risk | Four Customers | Revenue Benchmark
Variable Interest Entity [Line Items]
Concentration risk, percentage							91.00%	75.00%					64.00%
Customer Concentration Risk | Five Customers | Revenue Benchmark
Variable Interest Entity [Line Items]
Concentration risk, percentage									89.00%			80.00%
Supplier Concentration Risk | Two Customers | Accounts Payable
Variable Interest Entity [Line Items]
Concentration risk, percentage									26.00%			34.00%
Treasury Stock, Common
Variable Interest Entity [Line Items]
Share price (in Dollars per share) | $ / shares												$ 157.89	$ 157.89
Restricted Stock Units (RSUs) [Member]
Variable Interest Entity [Line Items]
Granted (in Shares) | shares				2,500											11,064
IPO
Variable Interest Entity [Line Items]
Deferred offering costs	$ 2,367,921
Underwriting commissions and expenses	$ 790,000
Whiskey Note
Variable Interest Entity [Line Items]
Aggregate principal					$ 672,500
2024 Plan [Member]
Variable Interest Entity [Line Items]
Issuance of common stock (in Shares) | shares	2,500,000															5,000,000
Option awards grants (in Shares) | shares							2,472,500		2,472,500						2,472,500
2024 Plan [Member] | Restricted Stock Units (RSUs) [Member]
Variable Interest Entity [Line Items]
Granted (in Shares) | shares									2,527,500
Services
Variable Interest Entity [Line Items]
Total net sales							$ 261,379	$ 398,280	$ 515,307	$ 872,616		$ 1,787,555	$ 2,834,742
Service revenue							261,379	398,280	515,307	872,616		1,787,555	2,834,742
Shipping and Handling
Variable Interest Entity [Line Items]
Other expenses							$ 27,339	19,518	$ 81,110	109,444		$ 248,005	$ 165,961
Flavored Bourbon L L C
Variable Interest Entity [Line Items]
Fair value of investment			$ 14,285,000					$ 14,285,000		$ 14,285,000							$ 10,864,000
Two Suppliers | Supplier Concentration Risk | Accounts Payable
Variable Interest Entity [Line Items]
Concentration risk, percentage												34.00%
Three Suppliers | Supplier Concentration Risk | Accounts Payable
Variable Interest Entity [Line Items]
Concentration risk, percentage													48.00%
Common Stock [Member]
Variable Interest Entity [Line Items]
Shares repurchased (in Shares) | shares									0	14
Minimum
Variable Interest Entity [Line Items]
Useful life							6 years		6 years			6 years			6 years
Estimated useful lives							3 years		3 years			3 years			3 years
Risk-Free Interest Rate									3.88%			4.22%
Weighted Average Expected Term												5 years
Minimum | Restricted Stock Units (RSUs) [Member]
Variable Interest Entity [Line Items]
Granted (in Shares) | shares				2,500
Vesting period											1 year			1 year
Maximum
Variable Interest Entity [Line Items]
Useful life							10 years		10 years			10 years			10 years
Estimated useful lives							20 years		20 years			20 years			20 years
Risk-Free Interest Rate									4.66%			4.22%
Weighted Average Expected Term												5 years
Maximum | Restricted Stock Units (RSUs) [Member]
Variable Interest Entity [Line Items]
Granted (in Shares) | shares				11,064
Vesting period											4 years			4 years